SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates
%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2013
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$46	$-	$46

Total	$-	$46	$-	$46

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$216	$-	$216

Total	$-	$216	$-	$216

Schedule of total accumulated other comprehensive income, net
	December 31
	2014	2013

Accumulated foreign currency translation differences	$536	$547

Summary of the changes in accumulated balances of other comprehensive income, net of taxes
	Accumulated foreign currency translation differences	Total
Balance as of December 31, 2013	$547	$547
Current period other comprehensive income (loss)	(11)	(11)
Balance as of December 31, 2014	$536	$536